Revenue - Schedule of Revenue Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Information [Line Items]
Gross revenue	$ 14,556,602	$ 8,927,663
Net revenue	14,326,434	8,408,711
Rental revenues [Member]
Schedule of Revenue Information [Line Items]
Gross revenue	14,553,227	8,912,888
Reservation revenue [Member]
Schedule of Revenue Information [Line Items]
Gross revenue	3,375	6,665
Other revenue [Member]
Schedule of Revenue Information [Line Items]
Gross revenue		8,110
Sales discount [Member]
Schedule of Revenue Information [Line Items]
Net revenue	(220,774)	(505,872)
Sales refunds [Member]
Schedule of Revenue Information [Line Items]
Net revenue	$ (9,394)	$ (13,080)